Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Growth Portfolio
September 30, 2022
VIPGRWT-NPRT3-1122
1.808779.118
Common Stocks - 99.4%
	Shares	Value ($)
COMMUNICATION SERVICES - 15.0%
Entertainment - 3.2%
Universal Music Group NV	6,390,053	119,686,014
Warner Music Group Corp. Class A (a)	3,879,875	90,051,899
		209,737,913
Interactive Media & Services - 10.0%
Alphabet, Inc. Class A (b)	4,874,980	466,291,837
Bumble, Inc. (b)	613,800	13,190,562
Eventbrite, Inc. (b)	139,100	845,728
Meta Platforms, Inc. Class A (b)	1,126,418	152,832,394
Zoominfo Technologies, Inc. (b)	381,235	15,882,250
		649,042,771
Media - 1.8%
Charter Communications, Inc. Class A (b)	173,800	52,722,230
Innovid Corp. (b)(c)	432,557	1,172,229
Liberty Media Corp. Liberty Formula One Group Series C (b)	1,027,368	60,101,028
		113,995,487
TOTAL COMMUNICATION SERVICES		972,776,171
CONSUMER DISCRETIONARY - 11.0%
Automobiles - 0.6%
Ferrari NV	201,189	37,219,965
XPeng, Inc. ADR (b)	34,600	413,470
		37,633,435
Diversified Consumer Services - 0.4%
Laureate Education, Inc. Class A	2,051,802	21,646,511
Mister Car Wash, Inc. (a)(b)	523,462	4,491,304
		26,137,815
Hotels, Restaurants & Leisure - 1.3%
Airbnb, Inc. Class A (b)	417,800	43,885,712
Chipotle Mexican Grill, Inc. (b)	2,100	3,155,796
Flutter Entertainment PLC (b)	246,500	27,047,906
Wingstop, Inc. (a)	80,800	10,133,936
		84,223,350
Household Durables - 0.0%
Blu Investments LLC (b)(c)(d)	14,533,890	4,506
Internet & Direct Marketing Retail - 6.2%
Amazon.com, Inc. (b)	2,935,280	331,686,640
Uber Technologies, Inc. (b)	2,666,805	70,670,333
		402,356,973
Multiline Retail - 0.0%
Dollarama, Inc.	59,000	3,387,049
Specialty Retail - 1.5%
Aritzia, Inc. (b)	157,900	5,188,461
Five Below, Inc. (b)	305,500	42,058,185
Floor & Decor Holdings, Inc. Class A (b)	25,096	1,763,245
TJX Companies, Inc.	340,400	21,145,648
Victoria's Secret & Co. (b)	886,800	25,823,616
		95,979,155
Textiles, Apparel & Luxury Goods - 1.0%
LVMH Moet Hennessy Louis Vuitton SE	56,358	33,227,256
On Holding AG	20,300	325,815
Samsonite International SA (b)(e)	13,712,700	32,888,597
		66,441,668
TOTAL CONSUMER DISCRETIONARY		716,163,951
CONSUMER STAPLES - 4.6%
Beverages - 4.1%
Boston Beer Co., Inc. Class A (b)	73,900	23,917,735
Constellation Brands, Inc. Class A (sub. vtg.)	165,600	38,035,008
Keurig Dr. Pepper, Inc.	1,061,000	38,005,020
Monster Beverage Corp. (b)	605,347	52,640,975
The Coca-Cola Co.	2,040,824	114,326,960
		266,925,698
Household Products - 0.5%
Reckitt Benckiser Group PLC	517,154	34,277,743
TOTAL CONSUMER STAPLES		301,203,441
ENERGY - 5.1%
Energy Equipment & Services - 0.8%
Baker Hughes Co. Class A	1,209,800	25,357,408
Cactus, Inc.	192,600	7,401,618
Championx Corp.	403,700	7,900,409
Helmerich & Payne, Inc.	192,300	7,109,331
ProPetro Holding Corp. (b)	601,500	4,842,075
TechnipFMC PLC (b)	114,122	965,472
		53,576,313
Oil, Gas & Consumable Fuels - 4.3%
Canadian Natural Resources Ltd. (b)	474,300	22,088,151
Cheniere Energy, Inc.	594,826	98,687,582
Denbury, Inc. (b)	158,900	13,706,714
New Fortress Energy, Inc.	415,400	18,157,134
Range Resources Corp.	885,100	22,357,626
Reliance Industries Ltd.	3,437,252	100,254,852
		275,252,059
TOTAL ENERGY		328,828,372
FINANCIALS - 5.4%
Banks - 0.2%
HDFC Bank Ltd. (b)	234,578	4,055,693
Signature Bank	61,000	9,211,000
		13,266,693
Capital Markets - 2.7%
CME Group, Inc.	572,822	101,463,961
MarketAxess Holdings, Inc.	84,900	18,889,401
Morningstar, Inc.	28,182	5,983,602
MSCI, Inc.	66,900	28,217,751
S&P Global, Inc.	69,900	21,343,965
		175,898,680
Insurance - 2.5%
American Financial Group, Inc.	276,568	33,998,504
Arthur J. Gallagher & Co.	406,330	69,571,823
BRP Group, Inc. (b)	485,700	12,798,195
Marsh & McLennan Companies, Inc.	290,200	43,323,958
		159,692,480
TOTAL FINANCIALS		348,857,853
HEALTH CARE - 20.2%
Biotechnology - 6.6%
Adamas Pharmaceuticals, Inc.:
rights (b)(d)	1,781,700	106,902
rights (b)(d)	1,781,700	106,902
Affimed NV (b)	594,887	1,225,467
Alnylam Pharmaceuticals, Inc. (b)	156,400	31,305,024
Applied Therapeutics, Inc. (b)	92,711	86,231
Beam Therapeutics, Inc. (a)(b)	62,000	2,953,680
Cytokinetics, Inc. (b)	206,200	9,990,390
EQRx, Inc. (b)	433,699	2,146,810
Erasca, Inc. (b)	165,900	1,294,020
Evelo Biosciences, Inc. (b)	466,900	975,821
Galapagos NV sponsored ADR (b)	420,000	17,908,800
Gamida Cell Ltd. (a)(b)	2,578,700	4,100,133
Hookipa Pharma, Inc. (b)	1,185,700	1,588,838
Innovent Biologics, Inc. (b)(e)	1,085,000	3,334,549
Insmed, Inc. (a)(b)	783,184	16,869,783
Prelude Therapeutics, Inc. (b)	30,200	199,622
Regeneron Pharmaceuticals, Inc. (b)	111,731	76,968,134
Rubius Therapeutics, Inc. (b)	134,856	58,501
Seagen, Inc. (b)	301,300	41,226,879
Seres Therapeutics, Inc. (b)	405,600	2,603,952
Synlogic, Inc. (b)	1,192,500	1,132,875
Vertex Pharmaceuticals, Inc. (b)	696,450	201,650,133
Vor Biopharma, Inc. (b)	454,995	1,810,880
XOMA Corp. (a)(b)	384,500	6,886,395
		426,530,721
Health Care Equipment & Supplies - 0.9%
Edwards Lifesciences Corp. (b)	500,998	41,397,465
Insulet Corp. (b)	7,900	1,812,260
Nevro Corp. (b)	68,100	3,173,460
Penumbra, Inc. (b)	65,500	12,418,800
		58,801,985
Health Care Providers & Services - 7.5%
Guardant Health, Inc. (b)	452,000	24,331,160
HealthEquity, Inc. (b)	1,152,896	77,440,024
Option Care Health, Inc. (b)	60,800	1,913,376
UnitedHealth Group, Inc.	762,762	385,225,320
		488,909,880
Health Care Technology - 0.3%
Certara, Inc. (b)	678,300	9,007,824
Doximity, Inc. (b)	125,600	3,795,632
Simulations Plus, Inc. (a)	129,200	6,271,368
		19,074,824
Life Sciences Tools & Services - 2.3%
Bio-Techne Corp.	56,100	15,932,400
Bruker Corp.	507,020	26,902,481
Codexis, Inc. (b)	640,300	3,880,218
Danaher Corp.	283,135	73,130,939
Nanostring Technologies, Inc. (b)	111,500	1,423,855
Thermo Fisher Scientific, Inc.	57,800	29,315,582
		150,585,475
Pharmaceuticals - 2.6%
Aclaris Therapeutics, Inc. (b)	278,900	4,389,886
AstraZeneca PLC sponsored ADR	642,000	35,207,280
Eli Lilly & Co.	346,646	112,087,984
Nuvation Bio, Inc. (b)	326,843	732,128
Revance Therapeutics, Inc. (a)(b)	640,400	17,290,800
		169,708,078
TOTAL HEALTH CARE		1,313,610,963
INDUSTRIALS - 5.4%
Aerospace & Defense - 1.8%
Axon Enterprise, Inc. (b)	103,600	11,991,700
Northrop Grumman Corp.	116,000	54,557,120
The Boeing Co. (b)	393,400	47,632,872
		114,181,692
Electrical Equipment - 0.4%
AMETEK, Inc.	28,600	3,243,526
Bloom Energy Corp. Class A (a)(b)	153,100	3,060,469
Ceres Power Holdings PLC (b)	960,184	3,876,257
Eaton Corp. PLC	57,500	7,668,200
Hubbell, Inc. Class B	35,200	7,849,600
		25,698,052
Machinery - 1.1%
Chart Industries, Inc. (b)	74,600	13,752,510
Ingersoll Rand, Inc.	1,160,875	50,219,453
Parker Hannifin Corp.	18,600	4,506,966
		68,478,929
Professional Services - 1.4%
ASGN, Inc. (b)	165,800	14,983,346
KBR, Inc.	1,464,955	63,315,355
Kforce, Inc.	74,100	4,345,965
Upwork, Inc. (b)	808,431	11,010,830
		93,655,496
Trading Companies & Distributors - 0.7%
Azelis Group NV	8,757	194,795
Ferguson PLC	441,849	45,832,655
		46,027,450
TOTAL INDUSTRIALS		348,041,619
INFORMATION TECHNOLOGY - 28.6%
Electronic Equipment & Components - 0.2%
Teledyne Technologies, Inc. (b)	43,200	14,578,704
IT Services - 1.2%
Cloudflare, Inc. (b)	344,500	19,054,295
MasterCard, Inc. Class A	71,232	20,254,107
MongoDB, Inc. Class A (b)	173,718	34,493,446
Snowflake, Inc. (b)	13,100	2,226,476
		76,028,324
Semiconductors & Semiconductor Equipment - 5.5%
Aixtron AG	764,100	18,379,877
Allegro MicroSystems LLC (b)	210,400	4,597,240
ASML Holding NV	60,238	25,019,853
eMemory Technology, Inc.	64,000	2,302,954
Enphase Energy, Inc. (b)	266,141	73,846,143
NVIDIA Corp.	561,986	68,219,481
NXP Semiconductors NV	83,900	12,376,089
Qualcomm, Inc.	687,049	77,622,796
Silicon Laboratories, Inc. (b)	13,400	1,654,096
SiTime Corp. (b)	127,600	10,045,948
SolarEdge Technologies, Inc. (b)	172,900	40,019,434
Universal Display Corp.	259,900	24,521,565
		358,605,476
Software - 16.8%
Adobe, Inc. (b)	375,004	103,201,101
Confluent, Inc. (a)(b)	378,500	8,996,945
Elastic NV (b)	5,300	380,222
Epic Games, Inc. (b)(c)(d)	5,869	5,045,051
GitLab, Inc. (a)	20,100	1,029,522
HashiCorp, Inc. (a)	287,100	9,241,749
HubSpot, Inc. (b)	31,600	8,535,792
Intuit, Inc.	145,820	56,479,002
Manhattan Associates, Inc. (b)	271,700	36,144,251
Microsoft Corp.	3,041,991	708,479,705
Oracle Corp.	867,891	53,002,103
Palo Alto Networks, Inc. (b)	555,300	90,952,587
Volue A/S (b)	1,818,700	4,924,950
		1,086,412,980
Technology Hardware, Storage & Peripherals - 4.9%
Apple, Inc.	2,316,886	320,193,645
TOTAL INFORMATION TECHNOLOGY		1,855,819,129
MATERIALS - 3.9%
Chemicals - 3.5%
Albemarle Corp.	344,043	90,978,731
CF Industries Holdings, Inc.	726,514	69,926,973
Sherwin-Williams Co.	320,458	65,613,776
		226,519,480
Metals & Mining - 0.4%
Lynas Rare Earths Ltd. (b)	3,159,367	15,235,816
MP Materials Corp. (a)(b)	409,537	11,180,360
		26,416,176
TOTAL MATERIALS		252,935,656
REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
Doma Holdings, Inc. (b)(c)	869,482	382,050
WeWork, Inc. (a)(b)	3,642,100	9,651,565
		10,033,615
UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Brookfield Renewable Partners LP	146,600	4,588,580
TOTAL COMMON STOCKS (Cost $4,740,720,985)		6,452,859,350

Convertible Preferred Stocks - 0.4%
	Shares	Value ($)
HEALTH CARE - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (b)(c)(d)	198,400	907,283
INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.0%
AppNexus, Inc. Series E (Escrow) (b)(c)(d)	181,657	5,690
Software - 0.1%
ASAPP, Inc. Series C (b)(c)(d)	654,971	2,423,393
TOTAL INFORMATION TECHNOLOGY		2,429,083
MATERIALS - 0.3%
Metals & Mining - 0.3%
Illuminated Holdings, Inc.:
Series C2 (b)(c)(d)	137,249	6,491,878
Series C3 (b)(c)(d)	171,560	8,114,788
Series C4 (b)(c)(d)	48,240	2,281,752
Series C5 (b)(c)(d)	96,064	4,543,827
		21,432,245
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $19,617,827)		24,768,611

Money Market Funds - 2.2%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (f)	89,946,671	89,964,660
Fidelity Securities Lending Cash Central Fund 3.10% (f)(g)	51,713,080	51,718,251
TOTAL MONEY MARKET FUNDS (Cost $141,682,911)		141,682,911

TOTAL INVESTMENT IN SECURITIES - 102.0% (Cost $4,902,021,723)	6,619,310,872
NET OTHER ASSETS (LIABILITIES) - (2.0)%	(129,595,464)
NET ASSETS - 100.0%	6,489,715,408

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $31,372,447 or 0.5% of net assets.

(d)	Level 3 security
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $36,223,146 or 0.6% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
AppNexus, Inc. Series E (Escrow)	8/01/14	0
ASAPP, Inc. Series C	4/30/21	4,320,909
Blu Investments LLC	5/21/20	25,138
Doma Holdings, Inc.	3/02/21	8,694,820
ElevateBio LLC Series C	3/09/21	832,288
Epic Games, Inc.	3/29/21	5,194,065
Illuminated Holdings, Inc. Series C2	7/07/20	3,431,225
Illuminated Holdings, Inc. Series C3	7/07/20	5,146,800
Illuminated Holdings, Inc. Series C4	1/08/21	1,736,640
Illuminated Holdings, Inc. Series C5	6/16/21	4,149,965
Innovid Corp.	6/24/21	4,325,570

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	8,407,342	1,022,532,192	940,974,874	388,966	-	-	89,964,660	0.2%
Fidelity Securities Lending Cash Central Fund 3.10%	18,613,591	348,607,532	315,502,872	313,789	-	-	51,718,251	0.1%
Total	27,020,933	1,371,139,724	1,256,477,746	702,755	-	-	141,682,911

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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